Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Group Monitors Capital using Liabilities to Assets Ratio

The liabilities to assets ratio at December 31, 2023 and 2024 were as follows:

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Total liabilities	21,397,287	20,376,534
Total assets	46,160,484	45,379,852
Liabilities to assets ratio	46.35%	44.90%